Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Manufacturing equipment	10
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	7 - 15
Cars	20
Capital work-in-progress	-
Land	Land is not depreciated

Schedule of Assumptions for Options Granted to Employees and Non-Employees

The Company used the following assumptions for options granted to employees and non-employees:

		Year ended December 31,
		2022	2023	2024

Expected term (years)	1	5.5-6.1	2.5-6.1	1.1-6.1
Expected volatility	2	43.5%-87.8%	50.6%-58.0%	52.2%-93.0%
Risk-free interest rate	3	1.6%-3.8%	3.8%-4.5%	3.8%-4.4%
Expected dividend yield	4	0%	0%	0%
Fair value of Ordinary share	5	$4.20-$11.41	$3.01-$4.60	$2.05-$2.98
Exercise price		$4.66-$11.50	$3.01-$4.60	$2.05-$11.5